Subsequent Events	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Subsequent Events

14. Subsequent Events

On May 24, 2013, Quiksilver, Inc., as a guarantor, QS Wholesale, Inc., as lead borrower, and certain other U.S., Canadian, Australian and Japanese subsidiaries of Quiksilver, Inc., as borrowers (collectively, the “Borrower”) and/or as guarantors, entered into an Amended and Restated Credit Agreement with Bank of America, N.A., as administrative agent (in such capacity, the “Agent”), and the lenders and other agents party thereto (the “Revolving Facility”), which amended and restated the existing asset-based credit facility for Quiksilver, Inc.’s Americas operations.

Under the Revolving Facility, the amount to be extended to the Borrower is limited to the lesser of (i) $160 million in the case of U.S. borrowers; $30 million in the case of the Canadian borrower; $25 million in the case of the Australian borrower; or $15 million in the case of the Japanese borrower (with a Borrower option to expand the aggregate commitments by up to an additional $125 million on certain conditions) and (ii) a borrowing base calculated upon designated percentages of eligible accounts receivable, eligible inventory and, in the case of U.S. and Canadian borrowers, eligible credit card receivables of the applicable borrowers and guarantors, less customary reserves. The Revolving Facility includes a $92.5 million sublimit for U.S. letters of credit; a $12.5 million sublimit for Canadian letters of credit; a $25 million sublimit for Australian letters of credit; and a $15 million sublimit for Japanese letters of credit. Outstanding loans generally may be repaid in whole or in part at any time, without penalty, subject to certain customary limitations. The Revolving Facility has a term of five years; provided that, if the U.S. senior notes or any applicable indebtedness incurred to refinance such notes or the European senior notes or any applicable indebtedness incurred to refinance such notes are not refinanced or redeemed at least 91 days prior to their applicable scheduled maturity date, the Revolving Facility shall become automatically due and payable 91 days prior to such applicable scheduled maturity date.

In the case of U.S. borrowers, the interest rate on borrowings under the Revolving Facility is determined, at the Borrower’s option, as either: (i) an adjusted London Inter-Bank Offer (“LIBO”) rate plus a spread of 1.75% to 2.25%; or (ii) a Base Rate (as defined below) plus a spread of 0.75% to 1.75%. The Base Rate is the highest of (A) the U.S. prime rate, (B) the federal funds effective rate plus 0.5%, and (C) an adjusted LIBO rate for an interest period of one month plus 1% per annum. In the case of the Canadian borrower, the interest rate on borrowings under the Revolving Facility is determined, at the Canadian borrower’s option, as any of: (i) an adjusted LIBO rate plus a spread of 1.75% to 2.25% (if U.S. Dollar loans); or (ii) a Canadian Base Rate (as defined below) plus a spread of 0.75% to 1.75%; or (iii) a bankers’ acceptance equivalent rate plus a spread of 1.75% to 2.25%; or (iv) a Canadian Prime Rate (as defined below) plus a spread of 0.75% to 1.75%. The Canadian Base Rate is the highest of (A) the base rate for U.S. Dollar-denominated commercial loans made in Canada, (B) the federal funds effective rate plus 0.5%, and (C) an adjusted LIBO rate for an interest period of one month plus 1% per annum. The Canadian Prime Rate is the highest of (A) the Canadian prime rate, (B) the Bank of Canada overnight rate plus 0.5%, and (C) a bankers’ acceptance equivalent rate for an interest period of 30 days plus 1% per annum. In the case of the Australian borrower, the interest rate on borrowings under the Revolving Facility is determined, at the Australian borrower’s option, as any of: (i) an adjusted LIBO rate plus a spread of 1.75% to 2.25% (if U.S. Dollar loans); or (ii) an Australian Base Rate (as defined below) plus a spread of 0.75% to 1.75%; or (iii) the Australian bank bill rate plus a spread of 1.75% to 2.25%. The Australian Base Rate is the higher of (A) the “cash rate” determined by the Australian Reserve Bank Board at which banks borrow from each other on an overnight, unsecured basis and (B) the Australian bank bill rate for an interest period of one month plus 1% per annum. In the case of the Japanese borrower, the interest rate on borrowings under the Revolving Facility is determined, at the Japanese borrower’s option, as any of: (i) a Tokyo interbank offered (“TIBOR”) rate plus a spread of 1.75% to 2.25%; or (ii) a Japanese Base Rate (as defined below) plus a spread of 0.75% to 1.75%. The Japanese Base Rate is the higher of (A) the “basic loan rate” established by the Bank of Japan and (B) the TIBOR rate for an interest period of one month plus 1% per annum. The applicable spreads are based upon the average daily excess availability under the Revolving Facility. The applicable rate of interest under the Revolving Facility will increase by 2% during an event of default.

The Revolving Facility is guaranteed by Quiksilver, Inc. and its domestic, Canadian, Australian and Japanese subsidiaries (other than immaterial subsidiaries) (collectively, the “Guarantors”), except that Canadian, Australian and Japanese subsidiaries of Quiksilver, Inc. do not guarantee the obligations of the U.S. loan parties. The obligations of the Borrower under the Revolving Facility generally are secured by (i) subject to certain exceptions, a first priority security interest in the inventory and accounts receivable of the Borrower and the Guarantors, together with general intangibles (excluding intellectual property rights) and other property related to the inventory and accounts receivable, (ii) subject to certain exceptions, a security interest in substantially all other personal property of the Borrower and Guarantors (which security interest is a second priority security interest in the case of the U.S. loan parties) and (iii) subject to certain exceptions, a pledge of the shares of certain subsidiaries of the Borrower and Guarantors (which pledge is a second priority pledge in the case of the U.S. loan parties), except that the assets of the Canadian, Australian and Japanese subsidiaries of Quiksilver, Inc. do not secure the obligations of the U.S. loan parties.

The Revolving Facility contains customary default provisions and provides that, upon the occurrence of an event of default relating to the bankruptcy or insolvency of the Borrower or other subsidiaries, the unpaid balance of the principal and accrued interest under the Revolving Facility and all other obligations of the Borrower under the loan documents will become immediately due and payable without any action under the Revolving Facility. Upon the occurrence of any other event of default (which would include a default under other material indebtedness), the Agent may, by written notice, declare the unpaid balance of the principal and accrued interest under the Revolving Facility and all other obligations under the loan documents immediately due and payable without any further action.

The Revolving Facility also includes certain representations and warranties and restrictive covenants usual for facilities and transactions of this type. The Revolving Facility does not have a financial maintenance covenant, other than a minimum fixed charge coverage ratio of 1.0 to 1.0 that would only apply if aggregate excess availability under the Revolving Facility is less than the greater of (a) $15 million and (b) 10% of the lesser of the borrowing base and the aggregate Revolving Facility commitments at such time; provided that, for such purposes Australian excess availability and Japanese excess availability shall not account for more than 40% of aggregate excess availability. The Borrower paid customary agency, arrangement and upfront fees in connection with the Revolving Facility.

On July 16, 2013, Quiksilver, Inc. and QS Wholesale, Inc. (the “Issuers”) issued (i) $280,000,000 aggregate principal amount of their 7.875% Senior Secured Notes due 2018 (the “Senior Secured Notes”) pursuant to the indenture (the “2018 Indenture”), dated as of July 16, 2013, by and among the Issuers, the subsidiary guarantors party thereto and Wells Fargo Bank, National Association, as trustee and as collateral agent, and (ii) $225,000,000 aggregate principal amount of their 10.000% Senior Notes due 2020 (the “Senior Notes”) pursuant to the indenture (the “2020 Indenture”), dated as of July 16, 2013, by and among the Issuers, the guarantors party thereto and Wells Fargo Bank, National Association, as trustee (together, the “Notes Offerings”).

Quiksilver, Inc. used the net proceeds from the Notes Offerings to redeem all of its outstanding 6.875% Senior Notes due April 15, 2015 (the “2015 Notes”) on August 15, 2013. On the closing date of the Notes Offerings, Quiksilver, Inc. deposited with the trustee of the 2015 Notes funds sufficient to redeem all of the 2015 Notes in order to discharge the indenture governing the 2015 Notes. Quiksilver, Inc. also used the net proceeds from the Notes Offerings to repay in full and terminate its Americas Term Loan and to pay down a portion of the outstanding amounts under the Revolving Facility.

The Senior Secured Notes are guaranteed on a senior secured basis and the Senior Notes are guaranteed on a senior unsecured basis by each of Quiksilver, Inc.’s U.S. subsidiaries (other than QS Wholesale, Inc.) that guarantees any of its debt or is an obligor under the Revolving Facility.

The Senior Secured Notes and the related guarantees are secured, subject to certain exceptions, by (1) a second-priority security interest in the current assets of the Issuers and the guarantors, together with all related general intangibles (excluding intellectual property rights) and other property related to such assets, including the proceeds thereof, which assets secure the Revolving Facility on a first-priority basis; and (2) a first-priority security interest in substantially all other property (including intellectual property rights) of the Issuers and the guarantors and a first-priority pledge of 100% of the equity interests of certain subsidiaries directly owned by the Issuers and the guarantors (but excluding equity interests of applicable foreign subsidiaries of the Issuers and the guarantors possessing more than 65% of the total combined voting power of all classes of equity interests of such applicable foreign subsidiaries entitled to vote) and the proceeds of the foregoing. The Senior Notes are not secured.

On or after February 1, 2016 and prior to the maturity date of August 1, 2018, the Issuers may redeem some or all of the Senior Secured Notes at any time at the redemption prices described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem some or all of the Senior Secured Notes at any time at a redemption price of 100% of the principal amount of the Senior Secured Notes redeemed, plus a “make-whole” premium described in the 2018 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes with the proceeds from certain equity offerings at the redemption price described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

On or after August 1, 2016 and prior to the maturity date of August 1, 2020, the Issuers may redeem some or all of the Senior Notes at any time at the redemption prices described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem some or all of the Senior Notes at any time at a redemption price of 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium described in the 2020 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the proceeds from certain equity offerings at the redemption price described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Both the 2018 Indenture and the 2020 Indenture include covenants that limit Quiksilver, Inc.’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to Quiksilver, Inc.; use assets as security in other transactions; and sell certain assets or merge with or into other companies. If Quiksilver, Inc. experiences a change of control (as defined in the applicable indenture), Quiksilver, Inc. will be required to offer to purchase the Senior Secured Notes and the Senior Notes at a purchase price equal to 101% of their respective principal amount, plus accrued and unpaid interest.

Note 20—Subsequent Events

On July 16, 2013, Quiksilver, Inc. and QS Wholesale, Inc. (the “Issuers”) issued (i) $280,000,000 aggregate principal amount of their 7.875% Senior Secured Notes due 2018 (the “Senior Secured Notes”) pursuant to the indenture (the “2018 Indenture”), dated as of July 16, 2013, by and among the Issuers, the subsidiary guarantors party thereto and Wells Fargo Bank, National Association, as trustee and as collateral agent, and (ii) $225,000,000 aggregate principal amount of their 10.000% Senior Notes due 2020 (the “Senior Notes”) pursuant to the indenture (the “2020 Indenture”), dated as of July 16, 2013, by and among the Issuers, the guarantors party thereto and Wells Fargo Bank, National Association, as trustee (together, the “Notes Offerings”).

Quiksilver, Inc. used the net proceeds from the Notes Offerings to redeem all of its outstanding 6.875% Senior Notes due April 15, 2015 (the “2015 Notes”) on August 15, 2013. On the closing date of the Notes Offerings, Quiksilver, Inc. deposited with the trustee of the 2015 Notes funds sufficient to redeem all of the 2015 Notes in order to discharge the indenture governing the 2015 Notes. Quiksilver, Inc. also used the net proceeds from the Notes Offerings to repay in full and terminate its Americas Term Loan and to pay down a portion of the outstanding amounts under its asset-based credit facility (the “ABL”).

The Senior Secured Notes are guaranteed on a senior secured basis and the Senior Notes are guaranteed on a senior unsecured basis by each of Quiksilver, Inc.’s U.S. subsidiaries (other than QS Wholesale, Inc.) that guarantees any of its debt or is an obligor under the ABL.

The Senior Secured Notes and the related guarantees are secured, subject to certain exceptions, by (1) a second-priority security interest in the current assets of the Issuers and the guarantors, together with all related general intangibles (excluding intellectual property rights) and other property related to such assets, including the proceeds thereof, which assets secure the ABL on a first-priority basis; and (2) a first-priority security interest in substantially all other property (including intellectual property rights) of the Issuers and the guarantors and a first-priority pledge of 100% of the equity interests of certain subsidiaries directly owned by the Issuers and the guarantors (but excluding equity interests of applicable foreign subsidiaries of the Issuers and the guarantors possessing more than 65% of the total combined voting power of all classes of equity interests of such applicable foreign subsidiaries entitled to vote) and the proceeds of the foregoing. The Senior Notes are not secured.

On or after February 1, 2016 and prior to the maturity date of August 1, 2018, the Issuers may redeem some or all of the Senior Secured Notes at any time at the redemption prices described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem some or all of the Senior Secured Notes at any time at a redemption price of 100% of the principal amount of the Senior Secured Notes redeemed, plus a “make-whole” premium described in the 2018 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes with the proceeds from certain equity offerings at the redemption price described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

On or after August 1, 2016 and prior to the maturity date of August 1, 2020, the Issuers may redeem some or all of the Senior Notes at any time at the redemption prices described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem some or all of the Senior Notes at any time at a redemption price of 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium described in the 2020 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the proceeds from certain equity offerings at the redemption price described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Both the 2018 Indenture and the 2020 Indenture include covenants that limit Quiksilver, Inc.’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to Quiksilver, Inc.; use assets as security in other transactions; and sell certain assets or merge with or into other companies. If Quiksilver, Inc. experiences a change of control (as defined in the applicable indenture), Quiksilver, Inc. will be required to offer to purchase the Senior Secured Notes and the Senior Notes at a purchase price equal to 101% of their respective principal amount, plus accrued and unpaid interest.